Intangible assets, net - Schedule of intangible assets, net (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
Intangible assets, net
Impairment loss	¥ 61,679,245
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net
Agency contract rights
Intangible assets, net
Agency contract right acquired	¥ 54,716,981
Agency contract right acquired, weighted average amortization period	2 years 4 months 24 days